Short-Term Bank Borrowings (Tables)	6 Months Ended
Mar. 31, 2025
Short-Term Bank Borrowings [Abstract]
Schedule of Short-Term Bank Borrowings

As of March 31, 2025 and September 30, 2024, summary of short-term bank borrowings is as follows:

	Annual interest rate	Maturity date	March 31, 2025 (Unaudited)	September 30, 2024
Bank of Jiangsu	4.05%	September 2025	413,411	427,497
		Subtotal	$413,411	$427,497
Xiaoshan Rural Commercial Bank*	4.50%	August 2025	3,376,190	3,491,222
Xiaoshan Rural Commercial Bank*	4.40%	August 2025	1,102,429	1,139,991
Xiaoshan Rural Commercial Bank*	4.20%	August 2025	689,018	712,494
Xiaoshan Rural Commercial Bank*	4.20%	July 2025	689,018	712,494
		Subtotal	$5,856,655	$6,056,201
China CITIC Bank**	3.70%	July 2025	826,822	854,993
China CITIC Bank***	4.00%	June 2025	5,787,757	-
China CITIC Bank	4.20%	December 2024	-	5,984,952
		Subtotal	$6,614,579	$6,839,945
		Total	$12,884,645	$13,323,643
*	The borrowings from Xiaoshan Rural Commercial Bank were secured by the Group’s equipment and buildings and guaranteed by Huiyu Holdings Group Co., Ltd., a related party of the Group. The Group fully repaid the borrowing in August 2025.

**	The borrowing from China CITIC Bank was guaranteed by Baiming Yu. The Group fully repaid the borrowing in July 2025.

***	The borrowings from China CITIC Bank were secured by Shuang Wu’s building. These borrowings were fully repaid on June 6, 2025.